Consolidated income statement (Parenthetical) £ in Millions		12 Months Ended
	Mar. 31, 2017 GBP (£) $ / £	Mar. 31, 2018 GBP (£) $ / £ £ / shares	Mar. 31, 2017 GBP (£) $ / £ £ / shares		Mar. 31, 2016 GBP (£) £ / shares		Mar. 31, 2015 GBP (£) £ / shares	Mar. 31, 2014 GBP (£) £ / shares
Disclosure of operating segments [line items]
Increase (decrease) in revenues		£ 215
Revenue		15,250	£ 15,035	[1]	£ 13,212	[2]
Operating costs		11,757	11,827	[1]	9,987	[2]
Increase (decrease) in operating costs		(70)
Storm costs		142
Increase (decrease) in net finance costs		(55)
Finance costs before exceptional items			974
Finance costs		(745)	(1,087)		(955)
Derivative assets	£ 1,813	1,724	1,813
Increase (decrease) in share of post-tax results of joint ventures and associates		104
Share of post-tax results of joint ventures and associates		(40)	63	[1]	59	[2]
Tax expense (income), continuing operations		(884)	374	[1]	427	[2]
Decrease in tax charge on profits before exceptional items and remeasurements		77
Finance costs		899	1,140	[1]	977	[2]
Adjusted profit (loss) from continuing operations		£ 2,060	£ 2,141		£ 1,812		£ 1,675	£ 1,465
Adjusted earnings (loss) per share (gbp per share) | £ / shares		£ 0.595	£ 0.569		£ 0.480		£ 0.439	£ 0.384
Increase (decrease) in adjusted earnings per share (gbp per share) | £ / shares		£ 0.026
Increase (decrease) in adjusted earnings per share, in percent		5.00%
Exchange rates, weighted average (income statement) (usd per gbp) | $ / £		1.36	1.28
Exchange rates, weighted average (income statement) percent change		6.00%
Exchange rates, year-end (statement of financial position) (gbp per share) | $ / £	1.25	1.40	1.25
Exchange rates, year-end (statement of financial position), percent		12.00%
US Regulated
Disclosure of operating segments [line items]
Increase (decrease) in revenues		£ 341
Revenue		9,272	£ 8,931		£ 7,493
UK Electricity Transmission
Disclosure of operating segments [line items]
Increase (decrease) in revenues		(285)
Revenue		4,126	4,410		3,957
NG Ventures and Other
Disclosure of operating segments [line items]
Revenue		770	713		824
Share of post-tax results of joint ventures and associates		49	63		59
Exceptional items and remeasurements
Disclosure of operating segments [line items]
Revenue		0	0	[1]	0	[2]
Operating costs		(36)	565	[1]	(11)	[2]
Increase (decrease) in operating costs		(601)
Share of post-tax results of joint ventures and associates		(207)	0	[1]	0	[2]
Tax expense (income), continuing operations		(1,473)	(292)	[1]	(177)	[2]
Final settlement of LIPA MSA Transition		26
Finance costs		(229)	58	[1]	99	[2]
Gain on put option		180	(139)		(89)
Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Revenue		15,250	15,035	[1]	13,212	[2]
Operating costs		11,793	11,262	[1]	9,998	[2]
Increase (decrease) in operating costs		531
Share of post-tax results of joint ventures and associates		167	63	[1]	59	[2]
Tax expense (income), continuing operations		589	666	[1]	604	[2]
Finance costs		1,128	1,082	[1]	878	[2]
Before exceptional items and remeasurements | NG Ventures and Other
Disclosure of operating segments [line items]
Share of post-tax results of joint ventures and associates		44	63		59
Revenue
Disclosure of operating segments [line items]
Net foreign exchange gain		536
Adjusted operating profit
Disclosure of operating segments [line items]
Net foreign exchange gain		98
Operating profit
Disclosure of operating segments [line items]
Net foreign exchange gain		73
Unallocated amounts | NG Ventures and Other
Disclosure of operating segments [line items]
Increase (decrease) in revenues		63
Revenue		776	£ 713		£ 824
Quadgas HoldCo Limited
Disclosure of operating segments [line items]
Revenue		1,468
Share of post-tax results of joint ventures and associates		£ 124
Proportion of ownership interest in associate	39.00%	39.00%
Tax expense (income), continuing operations		£ 76
Proportion of ownership interest in associate, put/call option equity interest		14.00%	14.00%
Proportion of ownership interest in associate, excluding put/call option equity interest		25.00%
Derivative Financial Instruments | Exceptional items and remeasurements
Disclosure of operating segments [line items]
Finance costs		£ (119)	£ 58
Commodity contract derivatives
Disclosure of operating segments [line items]
Derivative assets	£ 106	69	£ 106
Commodity contract derivatives | Exceptional items and remeasurements
Disclosure of operating segments [line items]
Remeasurements – commodity contract derivatives		10
Further Acquisition Agreement derivative
Disclosure of operating segments [line items]
Derivative assets		110
Further Acquisition Agreement derivative | Exceptional items and remeasurements
Disclosure of operating segments [line items]
Gain on put option		£ 110

[1]	Comparatives have been re-presented to reflect the change to a columnar format (see note 1).
[2]	Comparatives have been re-presented to reflect the change to a columnar format (see note 1).